SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Information
Supplemental cash flow information

Non-cash changes
	January 1, 2018	Cash payments	Interest accrual	Changes in estimate	Debenture converted to shares	December 31, 2018
Loans payable	$-	$-	$-	$-	$-	$-
Debenture liability	-	-	-	-	-	-
Total liabilities from financing activities	$-	$-	$-	$-	$-	$-

			Non-cash changes
	January 1, 2017	Cash payments	Interest accrual	Changes in estimate	Debenture converted to shares	December 31, 2017
Loans payable	$455	$(461)	$6	$-	$-	$-
Debenture liability	2,106	(200)	-	1,196	(3,102)	-
Total liabilities from financing activities	$2,561	$(661)	$6	$1,196	$(3,102)	$-